Average Annual Total Returns{- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth Fund - AMCIZ PRO-12 - Fidelity® International Growth Fund	Fidelity International Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity International Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity International Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity International Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity International Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity International Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity International Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity International Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity International Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity International Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity International Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity International Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity International Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity International Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity International Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity International Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity International Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity International Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity International Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity International Growth Fund-Class Z Return Before Taxes Past 5 years	Fidelity International Growth Fund-Class Z Return Before Taxes Since Inception		Fidelity International Growth Fund-Class Z Return Before Taxes Inception Date	MS270 Past 1 year	MS270 Past 5 years	MS270 Past 10 years
Total	25.90%	7.49%	7.89%	25.78%	7.45%	7.84%	15.59%	5.98%	6.51%	28.52%	7.65%	7.83%	31.65%	7.93%	7.70%	34.00%	9.10%	8.83%	34.20%	9.23%	8.28%	[1]	Aug. 13, 2013	28.14%	7.89%	7.09%

[1]	(a)Since inception August 13, 2013.